Deferred Compensation Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Compensation Related Costs [Abstract]
Schedule of Deferred Compensation Plan
The following table summarizes the DCP activity (in thousands):

	Three Months Ended March 31,
	2018	2017
Change in fair value
Unrealized gain (loss)	$(561)	$(3,340)

Distributions
Fair value (1)	$80	$112
Shares (1)	—	2

________
(1) Distributions made to one participant.

The following table summarizes the DCP activity (in thousands):

	Year Ended December 31,
	2017	2016	2015
Change in fair value
Unrealized gain (loss)	$(10,410)	$2,127	$8,608

Distributions
Fair value (1)	$229	$—	$142
Shares (1)	3	—	2
________
(1) Distributions made to one participant.